Fees Summary	Oct. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,181,000
Previously Paid Amount	0.00
Total Fee Amount	333.91
Total Offset Amount	0.00
Net Fee	333.91
Narrative - Max Aggregate Offering Price	$ 2,181,000
Final Prospectus	true